SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation differences	$ (11,492)	$ (10,126)
Unrealized losses on available-for-sale marketable securities, net of tax	(187)	(155)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (11,679)	$ (10,281)	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).